RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2014
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$285,652	$-	$-	$285,652

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(40,642)	-	-	(40,642)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-	-
Other	3,169,096	-	-	3,169,096
Related party expenses	-	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(949,244)	-	-	(949,244)

Accrued partnership management fees not deductible for tax purposes until paid	321,090	-	-	321,090

Income (loss) for income tax return purposes, year ended December 31, 2013	$2,785,952	$-	$-	$2,785,952

The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2014 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$-	$-	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-
Other	-	-	-
Related party expenses	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	-	-	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2013	$-	$-	$-

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$(53,407)	$-	$-	$(53,407)

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(45,822)	-	-	(45,822)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(96,093)	-	-	(96,093)
Other	239,204	-	-	239,204
Related party expenses	(3)	-	-	(3)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(22,693)	-	-	(3,574)

Accrued partnership management fees not deductible for tax purposes until paid	30,565	-	-	30,565

Income (loss) for income tax return purposes, year ended December 31, 2012	$51,751	$-	$-	$70,870

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$-	$-	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-
Other	-	-	-
Related party expenses	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(19,119)	-	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2012	$(19,119)	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2013	$(514,730)	$-	$-	$(514,730)

Add back losses not recognized under the equity method	340,654	-	-	340,654

Other	174,076	-	-	174,076

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2014 are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships - tax return December 31, 2013	$-	$-	$-

Add back losses not recognized under the equity method	-	-	-

Other	-	-	-

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2012	$(3,305,751)	$-	$-	$(3,305,751)

Add back losses not recognized under the equity method	1,709,417	-	-	1,709,417

Other	1,596,334	-	-	1,596,334

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships - tax return December 31, 2012	$-	$-	$-

Add back losses not recognized under the equity method	-	-	-

Other	-	-	-

Investments in operating limited partnerships - as reported	$-	$-	$-